United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07021

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Bond Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—61.0%
		Basic Industry – Chemicals--1.0%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,685,240
1,530,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,608,169
1,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,634,000
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,389,602
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,555,212
		TOTAL	10,872,223
		Basic Industry - Metals & Mining--2.0%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,423,547
3,760,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	3,868,813
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	4,895,508
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	2,970,721
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	3,274,541
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,474,812
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,514,672
		TOTAL	21,422,614
		Basic Industry - Paper--1.7%
2,600,000		International Paper Co., 4.25%, 1/15/2009	2,614,041
6,980,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	7,228,293
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	384,750
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,134,967
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,562,949
		TOTAL	18,925,000
		Capital Goods - Aerospace & Defense--0.6%
3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,661,656
2,840,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,025,390
		TOTAL	6,687,046
		Capital Goods - Building Materials--0.5%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,536,035
		Capital Goods - Diversified Manufacturing--0.9%
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	3,101,700
1,580,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,675,102
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	2,822,471
2,025,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	2,085,649
		TOTAL	9,684,922
		Capital Goods - Environmental—0.9%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	480,871
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	649,309
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	8,273,995
		TOTAL	9,404,175
		Communications - Media & Cable--2.2%
900,000		Comcast Corp., 7.05%, 3/15/2033	928,396
4,700,000		Comcast Corp., 7.125%, 6/15/2013	5,069,307
5,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,719,790
4,630,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	4,681,972
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,008,181
2,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,227,682
		TOTAL	23,635,328
		Communications - Media Noncable--0.9%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	652,440
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	6,872,776
2,590,000	[1,2]	News America, Inc., 6.65%, 11/15/2037	2,622,606
		TOTAL	10,147,822
		Communications - Telecom Wireless--1.4%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,291,955
3,100,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,092,870
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	818,507
2,960,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	2,955,140
		TOTAL	15,158,472
		Communications - Telecom Wirelines—3.3%
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	3,905,533
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,423,500
1,040,000		Embarq Corp., 6.738%, 6/1/2013	1,072,670
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,278,490
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	3,923,905
1,390,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	1,528,129
5,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	5,242,949
7,050,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	7,079,081
4,931,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	5,401,553
		TOTAL	35,855,810
		Consumer Cyclical - Automotive--1.8%
2,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,658,461
7,740,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	7,949,538
2,530,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,916,895
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	1,916,250
4,800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	5,026,007
		TOTAL	19,467,151
		Consumer Cyclical - Entertainment--1.0%
4,020,000		International Speedway Corp., 4.20%, 4/15/2009	4,039,946
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,538,190
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,052,469
		TOTAL	10,630,605
		Consumer Cyclical - Lodging--0.1%
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,431,495
		Consumer Cyclical - Retailers--0.9%
2,069,897	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,960,753
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	528,164
1,700,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,764,310
2,180,000		Costco Wholesale Corp., 5.30%, 3/15/2012	2,313,480
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	857,091
2,560,000		Target Corp., Note, 5.875%, 7/15/2016	2,677,877
		TOTAL	10,101,675
		Consumer Cyclical - Services--0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	9,211,854
		Consumer Non-Cyclical Food/Beverage--1.6%
3,030,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	3,194,564
2,550,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	2,666,850
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,452,269
1,460,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,538,987
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,078,776
740,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	786,713
920,000		PepsiCo, Inc., 4.65%, 2/15/2013	964,713
3,220,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	3,461,703
		TOTAL	17,144,575
		Consumer Non-Cyclical Health Care--1.3%
2,200,000		Anthem, Inc., 6.80%, 8/1/2012	2,408,952
1,530,000		Baxter International, Inc., 6.25%, 12/1/2037	1,576,750
1,960,000	[1,2]	Covidien International Finance SA, 6.55%, 10/15/2037	2,028,877
2,040,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	2,104,932
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,611,251
4,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,072,282
		TOTAL	13,803,044
		Consumer Non-Cyclical Pharmaceuticals--1.3%
3,370,000		Abbott Laboratories, 5.15%, 11/30/2012	3,597,603
4,485,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	4,642,601
3,660,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,705,670
1,920,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	2,224,237
		TOTAL	14,170,111
		Consumer Non-Cyclical Products--0.3%
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	3,007,856
		Consumer Non-Cyclical Tobacco--0.1%
1,375,000		Altria Group, Inc., 5.625%, 11/4/2008	1,406,646
		Energy - Independent--1.9%
4,240,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	4,402,010
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	454,301
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,275,866
1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,413,750
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	508,192
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,861,930
2,483,200	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,533,602
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	829,601
1,135,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	1,224,602
		TOTAL	20,503,854
		Energy - Integrated--1.8%
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	4,770,630
3,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	3,054,021
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	523,148
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	3,919,009
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	228,682
2,776,746	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	2,898,021
4,150,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	4,254,137
		TOTAL	19,647,648
		Energy - Oil Field Services--0.3%
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,087,266
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	247,238
		TOTAL	3,334,504
		Energy - Refining--0.2%
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,776,522
		Financial Institution - Banking—11.3%
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,088,462
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	4,559,630
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	2,870,799
4,050,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,101,438
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	6,534,461
2,876,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	2,649,548
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,901,055
4,720,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	4,976,401
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,525,769
2,200,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,214,702
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,687,895
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,840,102
1,500,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,564,565
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,030,853
13,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	14,058,674
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,775,027
5,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	5,113,880
1,790,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	1,878,415
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,178,610
4,020,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	4,275,996
2,520,000		Popular North America, Inc., 5.65%, 4/15/2009	2,529,337
10,511,111	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	11,961,314
3,870,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,789,834
1,700,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,736,151
5,580,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	5,646,261
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,888,960
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,411,238
500,000		Wachovia Corp., 5.75%, 2/1/2018	503,809
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	435,350
2,400,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	2,290,152
3,370,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	3,120,889
		TOTAL	123,139,577
		Financial Institution - Brokerage--4.4%
8,060,000		Blackrock, Inc., 6.25%, 9/15/2017	8,444,070
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,590,678
4,255,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	4,697,360
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	999,596
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,757,664
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	202,317
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,857,250
8,140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	8,219,347
1,150,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	1,202,484
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,452,778
1,200,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	1,227,938
1,500,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,631,610
3,000,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	2,990,304
2,800,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	2,596,294
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,320,017
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,495,487
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	912,900
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	647,700
1,904,686	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,956,979
		TOTAL	48,202,773
		Financial Institution - Finance Noncaptive--1.8%
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	5,090,891
4,295,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	4,441,571
2,920,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	1,913,733
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	123,441
1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,405,503
3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	3,170,595
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	4,006,109
		TOTAL	20,151,843
		Financial Institution - Insurance - Health--0.1%
810,000		Aetna US Healthcare, 5.75%, 6/15/2011	851,625
		Financial Institution - Insurance - Life--1.4%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,094,606
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,152,538
2,280,000		Prudential Financial, Inc., 5.15%, 1/15/2013	2,329,474
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,506,559
3,950,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,399,864
		TOTAL	15,483,041
		Financial Institution - Insurance - P&C--1.7%
3,170,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,181,253
540,000		CNA Financial Corp., 6.50%, 8/15/2016	550,273
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,414,970
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,854,906
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	3,990,802
1,220,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	1,131,496
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	267,501
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,108,142
5,610,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	4,937,305
		TOTAL	18,436,648
		Financial Institution - REITs--0.5%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,372,692
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,490,583
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	187,262
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	444,298
2,330,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	2,374,075
		TOTAL	5,868,910
		Foreign-Local-Government--0.8%
7,900,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	8,669,825
		Municipal Services--0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,611,876
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,663,971
		TOTAL	4,275,847
		Sovereign--0.7%
3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	4,152,094
2,715,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	2,998,718
		TOTAL	7,150,812
		Technology--2.4%
3,745,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	3,934,121
1,780,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,850,934
1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,181,282
3,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	3,197,480
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,350,023
1,500,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,545,546
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,239,760
1,250,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,325,507
5,120,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	5,308,850
		TOTAL	25,933,503
		Transportation - Airlines--0.2%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	744,165
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,023,416
		TOTAL	2,767,581
		Transportation - Railroads—1.0%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,180,469
2,247,406		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,514,738
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,147,115
655,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	709,035
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,533,902
		TOTAL	11,085,259
		Transportation - Services--0.4%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,846,736
1,570,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,620,587
		TOTAL	4,467,323
		Utility - Electric--4.1%
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,342,878
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,240,926
1,310,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,368,980
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,396,774
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	1,938,060
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,937,645
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,687,145
4,410,000	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	4,568,742
5,350,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	5,166,486
1,460,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,492,573
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,675,546
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,091,865
1,670,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,730,543
1,410,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,417,897
2,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,961,151
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	4,014,574
1,260,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	1,320,608
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,016,481
		TOTAL	44,368,874
		Utility - Natural Gas Distributor--0.7%
7,395,000		Atmos Energy Corp., 4.00%, 10/15/2009	7,452,777
		Utility - Natural Gas Pipelines--0.3%
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,904,735
		TOTAL CORPORATE BONDS (IDENTIFIED COST $663,138,264)	664,177,940
		CORPORATE NOTE – 0.4%
		Communications Telecom Wirelines – 0.4%
4,595,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,135)	4,660,951
		MORTGAGE-BACKED SECURITIES--0.0%
13,348		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	13,731
15,222		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	15,660
4,590		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	4,722
9,135		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	9,563
13,140		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	13,573
13,229		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	14,794
13,821		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	14,988
7,189		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	7,694
11,798		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	12,315
10,754		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	11,525
46,619		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	48,744
39,613		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	41,419
8,638		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	9,270
4,345		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	4,620
18,813		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	20,591
13,129		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	14,764
11,539		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	12,383
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $256,221)	270,356
		MUNICIPALS--1.5%
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,166,100
3,090,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS PRF 3/1/2008@100), 3/1/2020	3,090,742
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,709,315
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by MBIA Insurance Corp.), 10/1/2026	2,634,674
		TOTAL MUNICIPALS (IDENTIFIED COST $15,867,322)	16,600,831
		GOVERNMENTS/AGENCIES--1.0%
		Sovereign--1.0%
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,206,225
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010	4,024,800
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,047,000)	11,231,025
		COMMON STOCK—0.0%
		Utility - Electric--0.0%
90	[3]	NRG Energy, Inc. (IDENTIFIED COST $2,041)	3,714
		PREFERRED STOCKS--0.9%
		Financial Institution - Brokerage--0.5%
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend	5,453,500
		Financial Institution - REITs--0.4%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	4,320,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	9,773,500
		ASSET-BACKED SECURITY--0.0%
		Home Equity Loan--0.0%
385,958	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029 (IDENTIFIED COST $385,777)	328,064
		COLLATERALIZED MORTGAGE OBLIGATION--0.0%
		Non-Agency Mortgage--0.0%
58,461	[1,2]	SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 7.54991%, 1/28/2027 (IDENTIFIED COST $113,079)	37,999
		U.S. TREASURY--3.1%
		Treasury Notes--3.1%
3,000,000		United States Treasury Note, 4.125%, 8/31/2012	3,219,613
3,000,000	[4]	United States Treasury Note, 4.25%, 11/15/2014	3,235,778
1,300,000		United States Treasury Note, 4.50%, 11/30/2011	1,411,071
12,000,000	[4]	United States Treasury Note, 4.625%, 7/31/2012	13,126,441
11,500,000	[5]	United States Treasury Note, 4.75%, 3/31/2011	12,480,441
		TOTAL U.S. TREASURY (IDENTIFIED COST $30,666,379)	33,473,344
		MUTUAL FUNDS –33.2%[6]
6,032,629		Federated Mortgage Core Portfolio	60,507,261
38,531,979		High Yield Bond Portfolio	244,678,067
56,528,149	[7,8]	Prime Value Obligations Fund, Institutional Shares, 3.57%	56,528,149
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $443,266,228)	361,713,477
		TOTAL INVESTMENTS – 101.1% (IDENTIFIED COST $1,178,560,126)[9]	1,102,271,201
		OTHER ASSETS AND LIABILTIES – NET – (1.1)%[10]	(11,726,129)
		TOTAL NET ASSETS – 100%	$1,090,545,072

At February 29, 2008 the Fund had the following outstanding futures contract:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
	3U.S. Treasury Notes 2-Year Long Futures	750	$161,191,407	June 2008	$1,110,605

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $102,897,126, which represented 9.4% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At February 29, 2008, these liquid restricted securities amounted to $101,263,126, which represented 9.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 29, 2008, is as follows:
	Security		Acquisition Date	Acquisition Cost
	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020		5/14/1999	$1,443,791

3	Non-income producing security.
4	All or a potion of these securities are temporarily on loan to unaffiliated brokers/dealers.
As of February 29, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned			Market Value of Collateral
	$16,362,219			$16,601,250
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
6	Affiliated companies.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9
At February 29, 2008, the cost of investments for federal tax purposes was $1,182,807,860. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $80,536,659. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,610,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $105,146,894.

10	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•   Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors  (the “Directors”).

• Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•   Shares of other mutual funds are valued based upon their reported NAVs.

• Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•   Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•   Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

• With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•   Political or other developments affecting the economy or markets in which an issuer conducts its operations or its     securities are traded; and

•   Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated
Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund (PVOF) which is managed by Federated Investment Management Company. PVOF is an open-end management investment company, registered under the Act. The investment objective of PVOF is to provide current income consistent with stability of principal and liquidity. Income distributions from PVOF are declared daily and paid monthly. Capital gain distributions, if any, are declared annually, and are recorded by the Fund as capital gains received. A copy of the PVOF’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$371,490,691	$1,110,605
Level 2 – Other Significant Observable Inputs	730,780,510	0
Level 3 – Significant Unobservable Inputs	0	0
Total	$1,102,271,201	$1,110,605

* Other financial instruments include a futures contract.

The following acronyms are used throughout this portfolio:

FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PRF	--Prerefunded
REIT	--Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Investment Series Funds, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008